FHLB Advances (Advances From FHLB) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate		1.70%
Total fixed rate advances	$ 14,500		$ 14,500
2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate			0.35%
Total fixed rate advances			$ 2,500
2016 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate			0.76%
Total fixed rate advances	$ 5,000		$ 5,000
2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate	1.35%
Total fixed rate advances	$ 1,500		1,500
2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate	1.70%
Total fixed rate advances	$ 2,500
2020 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate	2.27%
Total fixed rate advances	$ 2,500		2,500
2021 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average rate	2.53%
Total fixed rate advances	$ 3,000		$ 3,000